SHARE-BASED PAYMENTS, Recognised Share-based Payment Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
SHARE-BASED PAYMENTS [Abstract]
(Expense)/benefit arising from equity-settled share-based payment transactions	$ (1,172,164)	$ (861,973)	$ 72,471